Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Disclosure Of Prepayments And Other Assets [Abstract]
Third party financial liability	$ 89	$ 45
Third party financial liability settled	$ 14